Exceptional Items - Summary of Gain on Disposal (Detail) - USD ($) $ in Millions		12 Months Ended
	May 03, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
Gross consideration			$ 683
Gain on disposal		$ 8	840	$ (2)
BHP Mitsui Coal Pty Ltd [member] | BHP Mitsui Coal or BMC Gain on Disposal [Member]
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
BHP share of net assets disposed			631
Gross consideration			1,318
Transaction and other directly applicable costs			(69)
Deferred consideration	$ 222		222
Gain on disposal			$ 840